SCHEDULE H, LINE 4I - SCHEDULE OF ASSETS (HELD AT END OF YEAR) - Plan Name and Number (Details) - EBP 002	12 Months Ended
Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Plan number	002
Entity tax identification number	13-4922641